Consolidated Statements of Convertible Redeemable Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands		Total	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Common Stock [Member]	Common Stock [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Common Stock [Member] Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Adjustment [Member]	Treasury Stock [Member]	Treasury Stock [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Class A Redeemable Convertible Preferred Stock [Member] Convertible Redeemable Preferred Stock [Member]	Class A Redeemable Convertible Preferred Stock [Member] Convertible Redeemable Preferred Stock [Member] Revision of Prior Period, Adjustment [Member]	Class B Redeemable Convertible Preferred Stock [Member] Convertible Redeemable Preferred Stock [Member]	Class B Redeemable Convertible Preferred Stock [Member] Convertible Redeemable Preferred Stock [Member] Revision of Prior Period, Adjustment [Member]
Beginning Balance at Dec. 31, 2020		$ (13,218)		$ 1			$ 4,308			$ (1,330)		$ (16,197)		$ 4,687		$ 6,502
Beginning Balance, Shares at Dec. 31, 2020				9,129,358										2,042,483		1,459,462
Beginning Balance, as adjusted, shares at Dec. 31, 2020				1,981,097										443,224		316,707
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance at Dec. 31, 2020			$ (13,218)		$ 0			$ 4,309			$ (1,330)		$ (16,197)
Beginning Balance, as adjusted at Dec. 31, 2020														$ 4,687		$ 6,502
Retroactive application of reverse recapitalization, shares	[1]			30,492,588										6,822,012		4,874,688
Retroactive application of reverse recapitalization	[1]			$ 3			(3)
Retroactive application of reverse stock split	[2]			$ (4)			4
Retroactive application of reverse stock split, shares	[2]			(37,640,849)										(8,421,271)		(6,017,443)
Stock-based compensation		53					53
Net income (loss)		(65)										(65)
Ending Balance at Dec. 31, 2021		(13,230)		$ 0		$ 1	4,362		$ 4,361	(1,330)		(16,262)		$ 4,687		$ 6,502
Ending Balance, Shares at Dec. 31, 2021				1,981,097		9,129,358								443,224	2,042,483	316,707	1,459,462
Beginning Balance, as adjusted, shares at Dec. 31, 2021				1,981,097										443,224		316,707
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance at Dec. 31, 2021			$ (13,230)		$ 0			$ 4,362			$ (1,330)		$ (16,262)
Beginning Balance, as adjusted at Dec. 31, 2021														$ 4,687		$ 6,502
Retroactive application of reverse recapitalization, shares	[1]			30,492,588										6,822,012		4,874,688
Retroactive application of reverse recapitalization	[1]			$ 3			(3)
Retroactive application of reverse stock split				$ (4)			4
Retroactive application of reverse stock split, shares				(37,640,849)										(8,421,271)		(6,017,443)
Stock-based compensation		130					130
Warrant issuance		713					713
Net settlement of liability classified warrants into common stock, shares				10,134
Net settlement of liability classified warrants into common stock		1,706					1,706
Net settlement of equity classified warrants into common stock, shares				27,953
Exercise of stock options		84					84
Exercise of stock options, shares				9,957
Conversion of redeemable convertible preferred stock to common stock and cancellation of treasury shares, shares				759,931										(443,224)		(316,707)
Conversion of redeemable convertible preferred stock to common stock and cancellation of treasury shares		11,189		$ 0			9,859			$ 1,330				$ (4,687)		$ (6,502)
Reverse capitalization, net of transaction costs, shares				543,204
Reverse capitalization, net of transaction costs		(21,744)		$ 0			(8,438)					(13,306)
Equity classified warrants issued with PIPE convertible notes		366					366
Common stock issued to settle PIPE convertible note issuance costs, shares				2,438
Common stock issued to settle PIPE convertible note issuance costs		488					488
Net income (loss)		(52,726)										(52,726)
Ending Balance at Dec. 31, 2022		$ (73,024)		$ 0			$ 9,270					$ (82,294)
Ending Balance, Shares at Dec. 31, 2022				3,334,714

[1]	As part of the Business Combination (as disclosed in Note 1), all share information has been retrospectively adjusted using the exchange ratio stipulated by the Merger Agreement.
[2]	As part of the Reverse Stock Split (as disclosed in Note 23), all share information has been retrospectively adjusted using the exchange ratio stipulated by the Reverse Stock Split.